SCHEDULE OF COMPANY ISSUED COMMON STOCK (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock in connection with sales made under private offerings, value	$ 1,411,900	$ 444,500	$ 1,582,250	$ 612,300	$ 489,875
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Period Increase (Decrease)	460,450		1,971,853
Stock based compensation, shares	157,259		181,748
Stock based compensation, value			$ 13,500
Issuance of common stock in connection with sales made under private offerings, shares	236,695	59,862	250,764	68,932	154,469
Issuance of common stock in connection with sales made under private offerings, value	$ 237	$ 60	$ 250	$ 69	$ 154
Effects of the merger with Apollo Resources Corp, shares	66,497		1,539,340	82,718	185,363
Effects of the merger with Apollo Resources Corp, value				$ 612,300	$ 489,875
Number of shares issued, value			$ 1,595,750
Common Stock [Member] | Private Offerings [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock in connection with sales made under private offerings, shares	236,694		250,764
Issuance of common stock in connection with sales made under private offerings, value			$ 1,582,250